Employee Compensation - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		$ 7,082
Current service cost		163	$ 237
Interest cost		(64)	(27)
Actuarial (gains) losses due to:
Changes in financial assumptions		349	2,386
Plan member experience		(46)	(207)
Foreign exchange and other		(8)	(14)
Surplus (Deficit) and net defined benefit asset (liability) at end of year		1,046	1,179
Defined benefit obligation at end of year		7,513	7,082
Actuarial gains (losses) recognized in other comprehensive income for the year		(5)	641
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		7,082	9,716
Acquisition of defined benefit obligation	[1]	563
Divestiture of defined benefit obligation	[2]		(532)
Current service cost		163	237
Interest cost		393	290
Impact of plan amendments		(1)	(2)
(Gain) on settlements			(1)
Employer contributions		20	18
Benefits paid		(449)	(578)
Actuarial (gains) losses due to:
Changes in financial assumptions		(349)	(2,386)
Plan member experience		46	207
Foreign exchange and other		45	113
Defined benefit obligation at end of year		7,513	7,082
Wholly or partially funded defined benefit obligation		7,350	6,994
Unfunded defined benefit obligation		163	88
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		8,261	10,525
Acquisition of plan assets	[1]	487
Divestiture of plan assets	[2]		(647)
Interest cost		457	317
Return on plan assets (excluding interest income)		(300)	(1,524)
Employer contributions		50	58
Employee contributions		20	18
Benefits paid		(449)	(578)
Actuarial (gains) losses due to:
Administrative expenses		(10)	(4)
Foreign exchange and other		43	96
Surplus (Deficit) and net defined benefit asset (liability) at end of year		1,046	1,179
Defined benefit obligation at end of year		8,559	8,261
Actuarial gains (losses) recognized in other comprehensive income for the year		(300)	(1,524)
Pension Plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		1,225	1,267
Pension Plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		(179)	(88)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		928
Current service cost		6	8
Interest cost		42	35
Actuarial (gains) losses due to:
Changes in demographic assumptions		14	56
Changes in financial assumptions		17	228
Plan member experience		9	10
Surplus (Deficit) and net defined benefit asset (liability) at end of year		(742)	(781)
Defined benefit obligation at end of year		880	928
Actuarial gains (losses) recognized in other comprehensive income for the year		28	257
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		928	1,220
Acquisition of defined benefit obligation	[1]	28
Current service cost		6	8
Interest cost		50	39
Impact of plan amendments		(51)
Employer contributions		6	6
Benefits paid		(58)	(49)
Actuarial (gains) losses due to:
Changes in demographic assumptions		(2)	(60)
Changes in financial assumptions		(19)	(244)
Plan member experience		(10)	(9)
Foreign exchange and other		2	17
Defined benefit obligation at end of year		880	928
Wholly or partially funded defined benefit obligation		57	96
Unfunded defined benefit obligation		823	832
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		147	166
Interest cost		8	4
Return on plan assets (excluding interest income)		(12)	(37)
Employer contributions		45	40
Employee contributions		6	6
Benefits paid		(58)	(49)
Actuarial (gains) losses due to:
Foreign exchange and other		2	17
Surplus (Deficit) and net defined benefit asset (liability) at end of year		(742)	(781)
Defined benefit obligation at end of year		138	147
Actuarial gains (losses) recognized in other comprehensive income for the year		(12)	(37)
Other employee future benefit plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		81	51
Other employee future benefit plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Surplus (Deficit) and net defined benefit asset (liability) at end of year		$ (823)	$ (832)

[1]	Relates to the defined benefit plan included in our acquisition of Bank of the West in fiscal 2023. Refer to Note 10 for further information.
[2]	Relates to the defined benefit plan included in the sale of our EMEA Asset Management business in fiscal 2022. Refer to Note 10 for further information.